INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED March 20, 2025, TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco High Yield Select ETF (HIYS)
(the “Fund”)
Effective March 20, 2025, Stuart Stanley no longer serves as a Portfolio Manager of the Fund. Accordingly, all information and references related to Mr. Stanley are hereby removed from the Fund’s Summary and Statutory Prospectuses and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
P-HIYS-SUMSTATSAI-SUP 032025